Subsequent Events (Details) - USD ($)	May 03, 2023	Feb. 26, 2023	Jan. 12, 2023	Oct. 01, 2022	Jun. 29, 2022	Nov. 29, 2021	May 05, 2023	May 04, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsequent Events
Common stock, par value									$ 0.01	$ 0.01
Common stock, shares outstanding									30,427,750	15,496,932	13,877,636
2022 Private Placement
Subsequent Events
Gross proceeds from private placement					$ 15,000,000
2022 Private Placement | Common Stock
Subsequent Events
Number of common stock shares issued					1,500,000
Number of warrants issued					1,500,000
2023 Private Placement
Subsequent Events
Adjusted exercise price of warrants					$ 2.00
Initial public offering
Subsequent Events
Number of common stock shares issued						2,514,000
Acquisition of Molekule | AeroClean Technologies, Inc.
Subsequent Events
Effective date of acquisition			Jan. 12, 2023
Acquisition of Molekule | AeroClean Technologies, Inc. | Common Stock
Subsequent Events
Common stock, par value			$ 0.0001
Equity ownership in outstanding shares			49.50%
Common stock, shares outstanding			30,427,750
Acquisition of Molekule | AeroClean Technologies, Inc. | Non-Assessable Common Stock
Subsequent Events
Number of warrants issued			23,608
Shares issued at effective time of acquisition			14,907,210
Acquisition of GSI Technology
Subsequent Events
Effective date of acquisition				Oct. 01, 2022
Shares issued at effective time of acquisition				88,104
Cash paid to acquire business				$ 350,000
Value of shares issued at effective time of acquisition				276,647
Transaction costs				$ 87,865
Agreement to Acquire Aura Smart Air Ltd.
Subsequent Events
Effective date of acquisition		Feb. 26, 2023
Subsequent event | 2023 Private Placement
Subsequent Events
Exercise price of warrants								$ 11.00
Adjusted exercise price of warrants							$ 2.00
Subsequent event | Securities Purchase Agreement Private Placement
Subsequent Events
Gross proceeds from private placement	$ 9,971,500
Subsequent event | Securities Purchase Agreement Private Placement | Common Stock
Subsequent Events
Number of common stock shares issued	3,400,000
Subsequent event | Securities Purchase Agreement, Series A Warrants
Subsequent Events
Number of warrants issued	3,125,000
Exercise price of warrants							1.60
Subsequent event | Securities Purchase Agreement, Series B Warrants
Subsequent Events
Number of warrants issued	6,250,000
Exercise price of warrants							1.84
Subsequent event | Securities Purchase Agreement, Pre-Funded Warrants
Subsequent Events
Number of warrants issued	2,850,000
Exercise price of warrants							1.60
Pre-funded exercise price of warrants at issuance							1.59
Nominal exercise price of warrants							$ 0.01
Subsequent event | Acquisition of Molekule
Subsequent Events
Effective date of acquisition			Jan. 12, 2023
Subsequent event | Acquisition of Molekule | AeroClean Technologies, Inc.
Subsequent Events
Common stock, par value			$ 0.0001
Subsequent event | Acquisition of Molekule | Molekule, Inc. | Common Stock
Subsequent Events
Equity ownership in outstanding shares			49.50%
Common stock, shares outstanding			30,427,750
Subsequent event | Acquisition of Molekule | Molekule, Inc. | Non-Assessable Common Stock
Subsequent Events
Common stock, par value			$ 0.01
Shares issued at effective time of acquisition			14,907,210
Subsequent event | Agreement to Acquire Aura Smart Air Ltd. | Molekule, Inc. | Non-Assessable Common Stock
Subsequent Events
Shares issued at effective time of acquisition		3,519,105